General Information and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 CLP ($)	Jun. 30, 2021 USD ($)	Jan. 01, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Jun. 30, 2020 CLP ($)	Jan. 01, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets	$ 34,292,707			$ 35,486,448
Equity	2,378,015		$ 2,383,335	$ 2,383,335	$ 2,495,848	$ 3,326,338	$ 3,326,338
USD [member]
Disclosure of detailed information about business combination [line items]
Assets		$ 46,854
Equity		$ 3,156
CLP [member]
Disclosure of detailed information about business combination [line items]
Assets	34,292,707
Equity	$ 2,309,544
Itau Unibanco [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	39.22%	39.22%
Saieh Family [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	27.49%	27.49%
Non controlling shareholders [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	33.29%	33.29%